August 18, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:	Smith Barney Investment Trust (the "Trust")
	On behalf of the Mid Cap Core Fund )(formerly
Mid Cap Blend Fund)(the "Fund")
File Nos. 33-43446; 811-06444

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended, please accept this letter as certification that (a)the Fund's prospectus, dated
March 29, 2000, as amended August 21, 2000, (b) the statement of additional information, also dated March
29, 2000, as amended August 21, 2000, for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 30 filed on August
16, 2000.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (212) 816-5770.

Sincerely,

/s/ Michael Kocur

Michael Kocur